Financial Instrument Risk Management - Changes in Allowances for Losses (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Mortgages
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	CAD 23	CAD 42
Provision for (reversal of) losses	0	(3)
Write-offs, net of recoveries, and other adjustments	0	(14)
Foreign exchange rate movements	(1)	(2)
Allowance account for credit losses of financial assets, ending balance	22	23
Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	7	7
Provision for (reversal of) losses	22	2
Write-offs, net of recoveries, and other adjustments	0	(2)
Foreign exchange rate movements	(1)	0
Allowance account for credit losses of financial assets, ending balance	28	7
Mortgages and loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	30	49
Provision for (reversal of) losses	22	(1)
Write-offs, net of recoveries, and other adjustments	0	(16)
Foreign exchange rate movements	(2)	(2)
Allowance account for credit losses of financial assets, ending balance	CAD 50	CAD 30